Property, Plant & Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property, plant and equipment [abstract]
Summary of Property, Plant & Equipment, Net

	Lab Equipment	Computer Equipment	Capitalized Software	Total
Cost
Balance as of March 31, 2024	$890,867	$11,859	$49,771	$952,497
Additions	594,401	9,489	—	603,890
Disposals	—	—	—	—
Effects of currency translation	(11,607)	(148)	(206)	(11,961)
Balance as of March 31, 2025	$1,473,661	$21,200	$49,565	$1,544,426
Additions	252,544	3,287		255,831
Disposals	—	(691)	—	(691)
Effects of currency translation	90,848	6,387	3,056	100,291
Balance as of March 31, 2026	$1,817,053	$30,183	$52,621	$1,899,857

Accumulated Depreciation
Balance as of March 31, 2024	$52,671	$2,199	$—	$54,870
Depreciation	251,533	5,155	9,913	266,601
Disposals	—	—	—	—
Effects of currency translation	(3,570)	(71)	—	(3,641)
Balance as of March 31, 2025	$300,634	$7,283	$9,913	$317,830
Depreciation	343,255	8,326	9,648	361,229
Disposals	—	(265)	32,452	32,187
Effects of currency translation	18,510	700	608	19,818
Balance as of March 31, 2026	$662,399	$16,044	$52,621	$731,064

Net book value at March 31, 2025	1,173,027	13,917	39,652	1,226,596
Net book value at March 31, 2026	1,154,654	14,139	—	1,168,793